UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2004

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                            [ ] is a restatement
                            [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:       WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
===============================================================================

                 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:       JOSHUA H. LANDES
TITLE:      MEMBER, GENERAL PARTNER
PHONE:      (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/Joshua H. Landes
--------------------
New York, New York
November 12, 2004

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     122

Form 13F Information Table Value Total:     $ 223,861,000

List of Other Included Managers:

                             No. 1:
                             ------
                                 Name:  Wynnefield Capital, Inc.
                                 Form  13F  File Number:  28 - 7006

                                                                             FORM 13F INFORMATION TABLE
                                                                              ________________________
Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                         Column 2:      Column 3:         Column 4:

Name of Issuer                    Title of       CUSIP Number      Fair Market Value       Shares or Principal
                                  Class                            (in thousands)          Amount

3Com Corp.                        COM            885535104         832                     198,000
Acme Communication Inc.           COM            004631107         4,106                   690,000
Activcard Corp.                   COM            00506J107         123                     20,000
AFC Enterprises Inc.              COM            00104Q107         4,330                   200,000
Ampal-American Israel Corp.       CL A           032015109         1,215                   355,254
Angelica Corp.                    COM            034663104         3,732                   150,000
Armor Holdings, Inc.              COM            042260109         15,267                  366,900
Ashland Inc.                      COM            044204105         628                     11,200
Ashworth Inc.                     COM            04516H101         390                     47,500
Autobytel Inc.                    COM            05275N106         179                     20,000
Avalon Holdings Corp.             CL A           05343P109         33                      11,700
Barrett Business Services Inc.    COM            068463108         2,149                   154,022
Bexil Corp.                       COM            088577101         204                     11,400
Bindview Development Corp.        COM            090327107         144                     43,258
Blair Corp.                       COM            092828102         4,796                   170,200
Brigham Exploration Co.           COM            109178103         935                     100,000
Cadmus Communications Corp.       COM            127587103         566                     39,150
Cagles Inc.                       CL A           127703106         1,641                   126,600
Canadian Superior Energy Inc.     COM            136644101         206                     110,900
Casual Male Retail Group Inc.     COM            148711104         1,582                   300,200


TOTAL                                                              $ 43,058                3,126,284


                                                                                   (SEC USE ONLY)

Column 1:                         Column 5:                     Column 6:          Column 7:              Column 8:

Name of Issuer                    SH/PRN     Put/Call       Investment         Other Managers         Voting Authority
                                                            discretion
                                                                                                      Sole         Shared      None
3Com Corp.                        SH                        SOLE               Filer + No. 1          SOLE
Acme Communication Inc.           SH                        SOLE               Filer + No. 1          SOLE
Activcard Corp.                   SH                        SOLE               Filer + No. 1          SOLE
AFC Enterprises Inc.              SH                        SOLE               Filer + No. 1          SOLE
Ampal-American Israel Corp.       SH                        SOLE               Filer + No. 1          SOLE
Angelica Corp.                    SH                        SOLE               Filer + No. 1          SOLE
Armor Holdings, Inc.              SH                        SOLE               Filer + No. 1          SOLE
Ashland Inc.                      SH                        SOLE               Filer + No. 1          SOLE
Ashworth Inc.                     SH                        SOLE               Filer + No. 1          SOLE
Autobytel Inc.                    SH                        SOLE               Filer + No. 1          SOLE
Avalon Holdings Corp.             SH                        SOLE               Filer + No. 1          SOLE
Barrett Business Services Inc.    SH                        SOLE               Filer + No. 1          SOLE
Bexil Corp.                       SH                        SOLE               Filer + No. 1          SOLE
Bindview Development Corp.        SH                        SOLE               Filer + No. 1          SOLE
Blair Corp.                       SH                        SOLE               Filer + No. 1          SOLE
Brigham Exploration Co.           SH                        SOLE               Filer + No. 1          SOLE
Cadmus Communications Corp.       SH                        SOLE               Filer + No. 1          SOLE
Cagles Inc.                       SH                        SOLE               Filer + No. 1          SOLE
Canadian Superior Energy Inc.     SH                        SOLE               Filer + No. 1          SOLE
Casual Male Retail Group Inc.     SH                        SOLE               Filer + No. 1          SOLE







Column 1:                        Column 2:           Column 3:       Column 4:

Name of Issuer                   Title of Class      CUSIP Number    Fair Market Value       Shares or Principal
                                                                     (in thousands)          Amount

Central European Media           CL A                G20045202       284                     10,000
Enterprises
Central Freight Lines, Inc.      COM                 153491105       2,673                   450,000
Clarus Corp.                     COM                 182707109       350                     40,000
Collectors Universe Inc.         COM                 19421R200       1,696                   116,334
Comstock Resources, Inc.         COM                 205768203       1,648                   78,800
Cornell Companies Inc.           COM                 219141108       6,453                   520,400
Cronos Group, S.A.               SHS                 L20708100       2,296                   249,300
CyberSource Corp.                COM                 23251J106       97                      20,000
Dobson Communications Corp.      CL A                256069105       133                     100,000
DoubleClick Inc.                 COM                 258609304       615                     104,000
Dynegy Inc.                      CL A                26816Q101       499                     100,000
E-Loan Inc.                      COM                 26861P107       106                     50,000
eLoyalty Corp.                   COM                 290151307       79                      13,200
Energy Partners Ltd.             COM                 29270U105       558                     34,300
Enesco Group Inc.                COM                 292973104       3,647                   532,400
FindWhat.com                     COM                 317794105       421                     22,500
First Acceptance Corp.           COM                 318457108       1,381                   193,200
First Aviation Services Inc.     COM                 31865W108       9,007                   2,065,934
First Data Corp.                 COM                 319963104       435                     10,000
First Union Real Estate Equity   COM SH BEN INT      337400105       106                     34,146
and Mortgage Investments
Foster L B Co.                   COM                 350060109       810                     100,000
Frozen Food Express Industries   COM                 359360104       2,277                   300,000
Inc.


TOTAL                                                                $ 35,571                5,144,514



Column 1:                        Column 5:                 Column 6:          Column 7:             Column 8:

Name of Issuer                   SH/PRN     Put/Call       Investment         Other Managers        Voting Authority
                                                           discretion
                                                                                                    Sole          Shared     None
Central European Media           SH                        SOLE               Filer + No. 1         SOLE
Enterprises
Central Freight Lines, Inc.      SH                        SOLE               Filer + No. 1         SOLE
Clarus Corp.                     SH                        SOLE               Filer + No. 1         SOLE
Collectors Universe Inc.         SH                        SOLE               Filer + No. 1         SOLE
Comstock Resources, Inc.         SH                        SOLE               Filer + No. 1         SOLE
Cornell Companies Inc.           SH                        SOLE               Filer + No. 1         SOLE
Cronos Group, S.A.               SH                        SOLE               Filer + No. 1         SOLE
CyberSource Corp.                SH                        SOLE               Filer + No. 1         SOLE
Dobson Communications Corp.      SH                        SOLE               Filer + No. 1         SOLE
DoubleClick Inc.                 SH                        SOLE               Filer + No. 1         SOLE
Dynegy Inc.                      SH                        SOLE               Filer + No. 1         SOLE
E-Loan Inc.                      SH                        SOLE               Filer + No. 1         SOLE
eLoyalty Corp.                   SH                        SOLE               Filer + No. 1         SOLE
Energy Partners Ltd.             SH                        SOLE               Filer + No. 1         SOLE
Enesco Group Inc.                SH                        SOLE               Filer + No. 1         SOLE
FindWhat.com                     SH                        SOLE               Filer + No. 1         SOLE
First Acceptance Corp.           SH                        SOLE               Filer + No. 1         SOLE
First Aviation Services Inc.     SH                        SOLE               Filer + No. 1         SOLE
First Data Corp.                 SH                        SOLE               Filer + No. 1         SOLE
First Union Real Estate Equity   SH                        SOLE               Filer + No. 1         SOLE
and Mortgage Investments
Foster L B Co.                   SH                        SOLE               Filer + No. 1         SOLE
Frozen Food Express Industries   SH                        SOLE               Filer + No. 1         SOLE
Inc.





Column 1:                         Column 2:      Column 3:         Column 4:

Name of Issuer                    Title of       CUSIP Number      Fair Market Value       Shares or Principal
                                  Class                            (in thousands)          Amount

G-III Apparel Group Ltd.          COM            36237H101         2,839                   449,932
Gammon Lake Resources, Inc.       COM            364915108         146                     25,000
Gencorp Inc.                      COM            368682100         2,710                   200,000
Global Industries Ltd.            COM            379336100         93                      15,000
Gold Fields Ltd.                  SPONSORED ADR  38059T106         1,365                   100,000
Golden Enterprises Inc.           COM            381010107         44                      16,200
Harris Interactive Inc.           COM            414549105         156                     24,000
Hollywood Media Corp.             COM            436233100         4,943                   1,453,865
IAC/InterActiveCorp               COM            45840Q101         220                     10,000
ICO Inc.                          COM            449293109         4,771                   1,643,000
IDT Corp.                         CL B           448947309         2,224                   148,000
Interwoven, Inc.                  COM            46114T508         208                     28,750
Investools, Inc.                  COM            46145P103         784                     350,000
Jarden Corp.                      COM            471109108         8,322                   228,069
Key Energy Services, Inc.         COM            492914106         1,105                   100,000
Keynote Systems Inc.              COM            493308100         1,373                   97,190
Kitty Hawk Inc.                   COM            498326206         180                     112,500
Ladish Inc.                       COM            505754200         3,854                   425,363
Laidlaw International, Inc.       COM            50730R102         8,390                   510,000
Landec Corp.                      COM            514766104         6,083                   810,000
Langer Inc.                       COM            515707107         265                     39,900
Layne Christensen Co.             COM            521050104         12,800                  857,334
Liberty Media Corp.               SER A          530718105         133                     15,200
Liberty Media International,      COM SER A      530719103         7,532                   226,312
Inc.
Lightbridge Inc.                  COM            532226107         823                     170,700
Lubys Inc.                        COM            549282101         2,113                   320,200
Magnetek Inc.                     COM            559424106         1,617                   216,400
Management Network Group Inc.     COM            561693102         209                     106,400
Marisa Christina Inc.             COM            570268102         67                      52,600



TOTAL                                                              $ 75,369                8,751,915



Column 1:                         Column 5:                     Column 6:          Column 7:              Column 8:

Name of Issuer                    SH/PRN         Put/Call       Investment         Other managers         Voting Authority
                                                                discretion

G-III Apparel Group Ltd.          SH                            SOLE               Filer + No. 1          SOLE
Gammon Lake Resources, Inc.       SH                            SOLE               Filer + No. 1          SOLE
Gencorp Inc.                      SH                            SOLE               Filer + No. 1          SOLE
Global Industries Ltd.            SH                            SOLE               Filer + No. 1          SOLE
Gold Fields Ltd.                  SH                            SOLE               Filer + No. 1          SOLE
Golden Enterprises Inc.           SH                            SOLE               Filer + No. 1          SOLE
Harris Interactive Inc.           SH                            SOLE               Filer + No. 1          SOLE
Hollywood Media Corp.             SH                            SOLE               Filer + No. 1          SOLE
IAC/InterActiveCorp               SH                            SOLE               Filer + No. 1          SOLE
ICO Inc.                          SH                            SOLE               Filer + No. 1          SOLE
IDT Corp.                         SH                            SOLE               Filer + No. 1          SOLE
Interwoven, Inc.                  SH                            SOLE               Filer + No. 1          SOLE
Investools, Inc.                  SH                            SOLE               Filer + No. 1          SOLE
Jarden Corp.                      SH                            SOLE               Filer + No. 1          SOLE
Key Energy Services, Inc.         SH                            SOLE               Filer + No. 1          SOLE
Keynote Systems Inc.              SH                            SOLE               Filer + No. 1          SOLE
Kitty Hawk Inc.                   SH                            SOLE               Filer + No. 1          SOLE
Ladish Inc.                       SH                            SOLE               Filer + No. 1          SOLE
Laidlaw International, Inc.       SH                            SOLE               Filer + No. 1          SOLE
Landec Corp.                      SH                            SOLE               Filer + No. 1          SOLE
Langer Inc.                       SH                            SOLE               Filer + No. 1          SOLE
Layne Christensen Co.             SH                            SOLE               Filer + No. 1          SOLE
Liberty Media Corp.               SH                            SOLE               Filer + No. 1          SOLE
Liberty Media International,      SH                            SOLE               Filer + No. 1          SOLE
Inc.
Lightbridge Inc.                  SH                            SOLE               Filer + No. 1          SOLE
Lubys Inc.                        SH                            SOLE               Filer + No. 1          SOLE
Magnetek Inc.                     SH                            SOLE               Filer + No. 1          SOLE
Management Network Group Inc.     SH                            SOLE               Filer + No. 1          SOLE
Marisa Christina Inc.             SH                            SOLE               Filer + No. 1          SOLE





Column 1:                        Column 2:     Column 3:        Column 4:

Name of Issuer                   Title of      CUSIP Number     Fair Market Value      Shares or Principal
                                 Class                          (in thousands)         Amount
Marketwatch.com, Inc.            COM           57061906         575                    46,101
Mediware Information Systems     COM           584946107        1,298                  110,300
Inc.
Mission Resources Corp.          COM           605109107        721                    115,100
Modem Media Inc.                 CL A          607533106        84                     15,600
MVC Capital                      COM           553829102        4,833                  515,800
Napco Security Systems Inc.      COM           630402105        465                    51,890
Nevada Gold & Casinos Inc.       COM           64126Q206        421                    35,000
New Frontier Media Inc.          COM           644398109        640                    83,000
Newmont Mining Corp.             COM           651639106        2,277                  50,000
Nobel Learning Commuities Inc.   COM           654889104        5,126                  730,200
Novoste Corp.                    COM           67010C100        680                    422,100
NRG Energy Inc.                  COM           629377508        4,873                  180,898
NUR Macroprinters Ltd.           ORD           M75165106        271                    248,800
On Assignment Inc.               COM           682159108        44                     10,000
Opticare Health Systems Inc.     COM           68386P105        93                     343,005
PSB Bancorp. Inc.                COM           693604100        189                    12,000
Pegasystems Inc.                 COM           705573103        73                     10,502
Price Legacy Corp                COM           74144P502        1,600                  85,025
QC Holdings Inc.                 COM           74729T101        3,679                  225,000
RCM Technologies Inc.            COM           749360400        1,780                  370,000
RailAmerica Inc.                 COM           750753105        3,232                  292,500
Range Resource Corp.             COM           75281A109        894                    51,100
Refac                            COM           758960108        56                     11,840
Remec Inc.                       COM           759543101        235                    50,000
S1 Corporation                   COM           78463B101        79                     10,000

TOTAL                                                           $ 34,218               4,075,761



Column 1:                        Column 5:                  Column 6:          Column 7:            Column 8:

Name of Issuer                   SH/PRN         Put/Call    Investment         Other Managers       Voting Authority
                                                            discretion
Marketwatch.com, Inc.            SH                         SOLE               Filer + No. 1        SOLE
Mediware Information Systems     SH                         SOLE               Filer + No. 1        SOLE
Inc.
Mission Resources Corp.          SH                         SOLE               Filer + No. 1        SOLE
Modem Media Inc.                 SH                         SOLE               Filer + No. 1        SOLE
MVC Capital                      SH                         SOLE               Filer + No. 1        SOLE
Napco Security Systems Inc.      SH                         SOLE               Filer + No. 1        SOLE
Nevada Gold & Casinos Inc.       SH                         SOLE               Filer + No. 1        SOLE
New Frontier Media Inc.          SH                         SOLE               Filer + No. 1        SOLE
Newmont Mining Corp.             SH                         SOLE               Filer + No. 1        SOLE
Nobel Learning Commuities Inc.   SH                         SOLE               Filer + No. 1        SOLE
Novoste Corp.                    SH                         SOLE               Filer + No. 1        SOLE
NRG Energy Inc.                  SH                         SOLE               Filer + No. 1        SOLE
NUR Macroprinters Ltd.           SH                         SOLE               Filer + No. 1        SOLE
On Assignment Inc.               SH                         SOLE               Filer + No. 1        SOLE
Opticare Health Systems Inc.     SH                         SOLE               Filer + No. 1        SOLE
PSB Bancorp. Inc.                SH                         SOLE               Filer + No. 1        SOLE
Pegasystems Inc.                 SH                         SOLE               Filer + No. 1        SOLE
Price Legacy Corp                SH                         SOLE               Filer + No. 1        SOLE
QC Holdings Inc.                 SH                         SOLE               Filer + No. 1        SOLE
RCM Technologies Inc.            SH                         SOLE               Filer + No. 1        SOLE
RailAmerica Inc.                 SH                         SOLE               Filer + No. 1        SOLE
Range Resource Corp.             SH                         SOLE               Filer + No. 1        SOLE
Refac                            SH                         SOLE               Filer + No. 1        SOLE
Remec Inc.                       SH                         SOLE               Filer + No. 1        SOLE
S1 Corporation                   SH                         SOLE               Filer + No. 1        SOLE





Column 1:                        Column 2:           Column 3:        Column 4:

Name of Issuer                   Title of Class      CUSIP Number     Fair Market Value       Shares or Principal
                                                                      (in thousands)          Amount

Scheid Vineyards Inc.            CL A                806403101        565                     113,000
Seabulk International Inc.       COM                 81169P101        225                     21,700
Select Medical Corp.             COM                 816196109        7,051                   525,000
Sequa Corporation                CL A                817320104        4,699                   90,000
Sequa Corporation                CL B                817320203        405                     7,500
Sinclair Broadcast Group Inc.    CL A                829226109        328                     45,000
Standard Motor Products Inc.     COM                 853666105        1,375                   91,000
Sumtotal Systems Inc.            COM                 566615107        50                      10,000
Superior Energy Services Inc.    COM                 868157108        2,842                   220,000
Tasty Baking Co.                 COM                 876553306        1,440                   180,000
Teamstaff Inc.                   COM                 87815U204        4,346                   1,923,000
Tenet Healthcare Corp.           COM                 88033G100        124                     11,500
Tetra Technologies, Inc.         COM                 88162F105        3,105                   100,000
Texas Genco Holdings, Inc.       COM                 882443104        233                     5,000
Titan Corp.                      COM                 888266103        1,397                   100,005
Transtechnology Corp.            COM                 893889105        1,863                   220,000
Trintech Group PLC               SPONSORED ADR       896682200        285                     55,900
Tropical Sportswear              COM                 89708P102        240                     200,100
International Corp.
TVIA Inc.                        COM                 87307P101        74                      50,000
Unifi Inc.                       COM                 904677101        236                     103,400
United Industrial Corp.          COM                 910671106        2,579                   78,400
Unitedglobalcom Inc.             CL A                913247508        257                     34,558
Videsh Sanchar Nigam Ltd.        SPONSORED ADR       92659G600        210                     28,000
Wheaton River Minerals Ltd.      COM                 962902102        944                     300,000
Williams Companies Inc.          COM                 969457100        131                     10,800
Wilshire Enterprises Inc.        COM                 971885100        76                      15,000


TOTAL                                                                 $ 35,645                4,538,863

GRAND TOTAL                                                           $ 223,861               25,637,337



Column 1:                        Column 5:                    Column 6:           Column 7:             Column 8:

Name of Issuer                   SH/PRN        Put/Call       Investment          Other Managers        Voting Authority
                                                              discretion
                                                                                                        Sole      Shared      None
Scheid Vineyards Inc.            SH                           SOLE                Filer + No. 1         SOLE
Seabulk International Inc.       SH                           SOLE                Filer + No. 1         SOLE
Select Medical Corp.             SH                           SOLE                Filer + No. 1         SOLE
Sequa Corporation                SH                           SOLE                Filer + No. 1         SOLE
Sequa Corporation                SH                           SOLE                Filer + No. 1         SOLE
Sinclair Broadcast Group Inc.    SH                           SOLE                Filer + No. 1         SOLE
Standard Motor Products Inc.     SH                           SOLE                Filer + No. 1         SOLE
Sumtotal Systems Inc.            SH                           SOLE                Filer + No. 1         SOLE
Superior Energy Services Inc.    SH                           SOLE                Filer + No. 1         SOLE
Tasty Baking Co.                 SH                           SOLE                Filer + No. 1         SOLE
Teamstaff Inc.                   SH                           SOLE                Filer + No. 1         SOLE
Tenet Healthcare Corp.           SH                           SOLE                Filer + No. 1         SOLE
Tetra Technologies, Inc.         SH                           SOLE                Filer + No. 1         SOLE
Texas Genco Holdings, Inc.       SH                           SOLE                Filer + No. 1         SOLE
Titan Corp.                      SH                           SOLE                Filer + No. 1         SOLE
Transtechnology Corp.            SH                           SOLE                Filer + No. 1         SOLE
Trintech Group PLC               SH                           SOLE                Filer + No. 1         SOLE
Tropical Sportswear              SH                           SOLE                Filer + No. 1         SOLE
International Corp.
TVIA Inc.                        SH                           SOLE                Filer + No. 1         SOLE
Unifi Inc.                       SH                           SOLE                Filer + No. 1         SOLE
United Industrial Corp.          SH                           SOLE                Filer + No. 1         SOLE
Unitedglobalcom Inc.             SH                           SOLE                Filer + No. 1         SOLE
Videsh Sanchar Nigam Ltd.        SH                           SOLE                Filer + No. 1         SOLE
Wheaton River Minerals Ltd.      SH                           SOLE                Filer + No. 1         SOLE
Williams Companies Inc.          SH                           SOLE                Filer + No. 1         SOLE
Wilshire Enterprises Inc.        SH                           SOLE                Filer + No. 1         SOLE
